Related party transactions and balances - Schedule of Short-term loans to related parties (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 478,764	$ 0
Shotl Transportation [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	394,725	0
Shotl Transportation [Member] | Routebox Technologies SL [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	84,039	0
Shotl Transportation [Member] | Camina Lab SL [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	323,338	0
Shotl Transportation [Member] | Marfina SL [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 71,387	$ 0